Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER MAIN STREET SELECT FUND
Prospectus Date	rr_ProspectusDate	Nov. 28, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 23, 2016